Offerings - Offering: 1	Nov. 09, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit | $ / shares	114.9
Maximum Aggregate Offering Price	$ 574,500,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 49,981.5
Offering Note

1
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The offering price per share and aggregate offering price are based upon the average of the high and low prices per share of common stock as reported on the New York Stock Exchange on November 5, 2026, a date within five business days prior to the filing of this registration statement.